Long-term debt	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Long-term debt

Note 21	Debt due within one year

	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	December 31, 2018	December 31, 2017	January 1, 2017
Notes payable(1)	26	2.82%	3,201	3,151	2,649
Loans secured by trade receivables	26	2.83%	919	921	931
Long-term debt due within one year(2)		5.16%	525	1,106	835
Unsecured committed term credit facility(3)			—	—	479
Net unamortized discount			—	—	(1)
Unamortized debt issuance costs			—	—	(6)
Total long-term debt due within one year	22		525	1,106	1,307
Total debt due within one year			4,645	5,178	4,887

(1)
Includes commercial paper of $2,314 million in U.S. dollars ($3,156 million in Canadian dollars) , $2,484 million in U.S. dollars ($3,116 million in Canadian dollars) and $1,945 million in U.S. dollars ($2,612 million in Canadian dollars) as at December 31, 2018, December 31, 2017 and January 1, 2017, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 26, Financial and capital management, for additional details.

(2)
Included in long-term debt due within one year is the current portion of finance leases of $466 million, $445 million and $435 million as at December 31, 2018, December 31, 2017 and January 1, 2017, respectively.

(3) In 2017, Bell Canada repaid $357 million in U.S. dollars (approximately $480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 26, Financial and capital management, for additional details.

Securitized trade receivables

Our securitized trade receivables programs are recorded as floating rate revolving loans secured by certain trade receivables and expire on December 31, 2019 and November 1, 2020.
The following table provides further details on our securitized trade receivables programs.

	December 31, 2018	December 31, 2017	January 1, 2017
Average interest rate throughout the year	2.41%	1.74%	1.51%
Securitized trade receivables	1,998	1,867	1,904

We continue to service these trade receivables. The buyers’ interest in the collection of these trade receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The buyers will reinvest the amounts collected by buying additional interests in our trade receivables until the securitized trade receivables agreements expire or are terminated. The buyers and their investors have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $4 billion in Canadian currency which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2018. The maximum amounts of the commercial paper programs and the committed credit facilities both reflect an increase of $500 million effective on December 6, 2018 and October 17, 2018, respectively, as compared to December 31, 2017. The total amount of the net committed available revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2018.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving credit and expansion facilities (1)(2)	4,000	—	—	3,156	844
Other	134	—	107	—	27
Total committed credit facilities	4,134	—	107	3,156	871
Total non-committed credit facilities	3,014	—	1,964	—	1,050
Total committed and non-committed credit facilities	7,148	—	2,071	3,156	1,921

(1)
Bell Canada’s $2.5 billion and additional $500 million revolving credit facilities expire in November 2023 and November 2019, respectively, and its $1 billion committed expansion credit facility expires in November 2021. Bell Canada has the option, subject to certain conditions, to convert advances outstanding under the additional $500 million revolving credit facility into a term loan with a maximum one-year term.

(2)
As of December 31, 2018, Bell Canada’s outstanding commercial paper included $2,314 million in U.S. dollars ($3,156 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.

Restrictions
Some of our credit agreements:

•	require us to meet specific financial ratios

•	require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 22	Long-term debt

	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	MATURITY	December 31, 2018	December 31, 2017	January 1, 2017
Debt securities
1997 trust indenture		3.85%	2020-2047	14,750	14,950	13,600
1976 trust indenture		9.54%	2021-2054	1,100	1,100	1,100
2011 trust indenture(1)		4.00%	2024	225	425	—
2001 trust indenture(1)				—	200	—
2016 U.S. trust indenture (2)		4.46%	2048	1,569	—	—
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275	275
Finance leases	15	6.67%	2019-2047	2,097	2,172	2,260
Unsecured committed term credit facility(3)				—	—	479
Other				308	195	188
Total debt				20,324	19,317	17,902
Net unamortized premium				21	50	18
Unamortized debt issuance costs				(60)	(46)	(41)
Less:
Amount due within one year	21			(525)	(1,106)	(1,307)
Total long-term debt				19,760	18,215	16,572

(1)
As part of the acquisition of MTS, on March 17, 2017, Bell Canada assumed all of MTS’ debt issued under its 2001 and 2011 trust indentures. The 2001 trust indenture was closed following the redemption in October 2018 of the remaining outstanding notes under such trust indenture.

(2)
In 2018, Bell Canada issued notes under the 2016 U.S. trust indenture for an aggregate amount of $1,150 million in U.S. dollars ($1,493 million in Canadian dollars), which have been hedged for foreign currency fluctuations through cross currency basis swaps. See Note 26 , Financial and capital management , for additional details.

(3)
In 2017, Bell Canada repaid $357 million in U.S. dollars ($480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 26, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities bear a fixed interest rate.

Restrictions
Some of our debt agreements:

•	impose covenants and new issue tests

•	require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.

All outstanding debt securities have been issued under trust indentures and are unsecured. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2018
On October 15, 2018, Bell Canada redeemed, prior to maturity, its 5.625% Series 8 notes, having an outstanding principal amount of $200 million, which were due on December 16, 2019.
On September 21, 2018, Bell Canada redeemed, prior to maturity, its 3.35% Series M-25 medium term notes (MTN) debentures, having an outstanding principal amount of $1 billion, which were due on June 18, 2019.
On September 14, 2018, and March 29, 2018, Bell Canada issued 4.464% Series US-1 Notes under its 2016 U.S. trust indenture, with a principal amount of US $400 million (C$526 million) and US $750 million (C$967 million), respectively, which mature on April 1, 2048.
On August 21, 2018, Bell Canada issued 3.80% Series M-48 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on August 21, 2028.
On May 4, 2018, Bell Canada redeemed, prior to maturity, its 3.50% Series M-28 MTN debentures, having an outstanding principal amount of $400 million, which were due on September 10, 2018.
On April 16, 2018, Bell Canada redeemed, prior to maturity, its 4.59% Series 9 notes, having an outstanding principal amount of $200 million, which were due on October 1, 2018. In addition, on the same date, Bell Canada redeemed, prior to maturity, its 5.52% Series M-33 debentures, having an outstanding principal amount of $300 million, which were due on February 26, 2019.
On March 12, 2018, Bell Canada issued 3.35% Series M-47 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million, which mature on March 12, 2025.
For the year ended December 31, 2018, we incurred early debt redemption charges of $20 million, which were recorded in Other expense in the income statement.
2017
On October 30, 2017, Bell Canada redeemed, prior to maturity, its 4.40% Series M-22 MTN debentures, having an outstanding principal amount of $1 billion, which were due on March 16, 2018.
On October 9, 2017, Bell Canada redeemed, prior to maturity, its 4.88% Series M-36 debentures, having an outstanding principal amount of $300 million, which were due on April 26, 2018.
On September 29, 2017, Bell Canada issued 3.00% Series M-40 MTN debentures under its 1997 trust indenture, with a principal amount of $700 million, which mature on October 3, 2022. The Series M-40 MTN debentures were issued as part of an existing series of MTN debentures. In addition, on the same date, Bell Canada issued 3.60% Series M-46 MTN debentures under its 1997 trust indenture, with a principal amount of $800 million, which mature on September 29, 2027.
On May 12, 2017, Bell Canada redeemed, prior to maturity, its 4.37% Series M-35 debentures, having an outstanding principal amount of $350 million, which were due on September 13, 2017.
On February 27, 2017, Bell Canada issued 2.70% Series M-44 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on February 27, 2024. In addition, on the same date, Bell Canada issued 4.45% Series M-45 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million, which mature on February 27, 2047.
For the year ended December 31, 2017, we incurred early debt redemption charges of $20 million , which were recorded in Other expense in the income statement.